Impairment charges - Narrative (Details) - USD ($) $ in Millions		6 Months Ended
	Jul. 16, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 859	$ 98
Property development and project management expense	$ 5,300
Aluchemie Anode Plant
Disclosure of impairment loss and reversal of impairment loss [line items]
Interest Sold (as a percent)			53.30%
Sales Price Agreed For Disposal Of Subsidiary			$ 345
Impairment loss			$ (123)
Aluminium Fluoride Plant
Disclosure of impairment loss and reversal of impairment loss [line items]
Interest Sold (as a percent)			50.00%
Discount rate applied (as a percent)		6.90%
ISAL Smelter, Aluchemie Anode Plant and Aluminium Fluoride Plant
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount		$ 302
Alufluor
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount		$ 46
Oyo Tolgoi Copper-Gold Mine
Disclosure of impairment loss and reversal of impairment loss [line items]
NCI share of Impairment		66.00%
Rio share of impairment		34.00%
Rio Share Of Impairment, Value		$ 800
Tax Impact of impairment		320
Tax Losses Expected To Expire		$ 359
Discount rate applied (as a percent)		8.30%		8.00%
Recoverable amount		$ 8,300
Discount rate assumption (as a percent)		1.00%
Recoverable amount assumption		$ 1,500
10% decease in recoverability		2,200
10% Increase in recoverability		2,100
Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		86	$ 98
Pre-tax
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		2,349
Pre-tax | Oyo Tolgoi Copper-Gold Mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		(2,200)
Pre-tax | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		109
Post Tax
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		16
Post Tax | Oyo Tolgoi Copper-Gold Mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		(2,300)
Post Tax | Aluminium
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ (23)
Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Increase in project expenses	1,200
Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Increase in project expenses	$ 1,900